Sanford C Bernstein Fund Inc [Member] Shareholder Fees - Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio - Core Bond Class	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%